SUPPLEMENT

Dated October 1, 2014

to the

PROSPECTUS OF THE

API FUNDS

DATED MAY 30, 2014

The Prospectus of the API Efficient Frontier Funds, dated May 30, 2014, is amended as follows:

The “Shareholder Fees” Table for each Fund has been amended to add a contingent deferred sales charge “CDSC” for Class A shares, and a footnote detailing the change, as follows:

API EFFICIENT FRONTIER GROWTH FUND

Shareholder Fees (fees paid directly from your investment)	Class A AFGGX	Class L APITX	Institutional Class APGRX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A AFGGX	Class L APITX	Institutional Class APGRX
Management Fee	1.00%	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses (2)	1.48%	2.48%	1.48%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Management Fee	0.60%	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses (2)	1.87%	2.37%	1.37%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

API EFFICIENT FRONTIER CORE INCOME FUND (formerly the Multiple Index Fund)

Shareholder Fees (fees paid directly from your investment)	Class A APIMX	Class L AFMMX	Institutional Class APIBX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.89%	0.89%	0.89%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses Before Fee Waivers	1.85%	2.85%	1.85%
Fee Waivers	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses (After Fee Waivers) (2)	1.56%	2.56%	1.56%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER VALUE FUND

Shareholder Fees (fees paid directly from your investment)	Class A ADVAX	Class L YCVTX	Institutional Class APIVX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A ADVAX	Class L YCVTX	Institutional Class APIVX
Management Fee	0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)	0.00%	0.90%	0.00%
Other Expenses	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses (2)	1.62%	2.52%	1.62%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API EFFICIENT FRONTIER INCOME FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIUX	Class L AFFIX	Institutional Class APIIX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIUX	Class L AFFIX	Institutional Class APIIX
Management Fee	0.40%	0.40%	0.40%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses (2)	1.98%	2.48%	1.48%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

API MASTER ALLOCATION FUND

Shareholder Fees (fees paid directly from your investment)	Class A APIFX	Class L APILX	Institutional Class APMAX

Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None

Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A APIFX	Class L APILX	Institutional Class APMAX
Management Fee	0.30%	0.30%	0.30%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	1.40%	1.40%	1.40%
Total Annual Fund Operating Expenses (2)	2.63%	3.13%	2.13%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2)

Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The Following Section of the Prospectus has been amended to add sales charges for large purchases of Class A shares (greater than $1 million) and to add disclosure relating to CDSC fees applicable to such purchases.

Section 4 | How You Can Buy and Sell Shares

Sales Charges — Class A Shares

Class A Shares of the Funds are sold at the offering price, which is the net asset value plus an initial maximum sales charge as described below:

	Sales Charge as a % of
Investment	Offering Price	Net Amount Invested	Dealer Commission as a % of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.60%
$750,000 but less than $1 million	1.50%	1.53%	1.20%
$1 million or more	None	None	None

The Funds reserve the right to waive the sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Board has approved this waiver.

No sales charge is imposed on Class A Shares received from reinvestment of dividends or capital gain dividends, or purchased by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of Class A Shares” below).

NOTE: Prior to May 30, 2012, the Capital Income Fund offered Class D shares (ticker symbol APIGX) on a restricted basis. As of May 30, 2012, Class D shares of the Capital Income Fund were converted to Class A shares and made available to new shareholders on an unrestricted basis. New purchasers of Class A shares of the Capital Income Fund after May 30, 2012 are subject to the front-end sales charges set forth above. However, shareholders of the Capital Income Fund that owned Class D shares prior to the conversion will be allowed to purchase additional Class A shares for their existing account(s) without the imposition of a front-end sales charge.

Finders Fee

The Distributor, from its own resources and not as a sales load deducted from the value of the shares purchased, may pay authorized dealers a commission advance on purchases of Class A shares over $1 million calculated as follows:

$1 million but less than $5 million	1.00%

$5 million but less than $50 million	0.50%

Greater than $50 million	0.25%

Contingent Deferred Sales Charge (“CDSC”)

For large purchases of Class A shares (greater than $1 million) where a commission advance has been paid to the selling dealer, a CDSC of 1.00% will be charged to the shares if they are redeemed during the first 12 months after purchase. The CDSC generally applicable to redemptions of large-scale purchases of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.

ALL SECTIONS OF THE PROSPECTUS NOT SPECIFICALLY ADDRESSED IN THIS SUPPLEMENT SHALL REMAIN IN FULL FORCE AND EFFECT.